Current financial assets and Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
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Current financial assets and Cash and cash equivalents

Note 12. Current financial assets and Cash and cash equivalents

As of December 31, 2022	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Current financial assets	7,907	-	7,907
Cash and cash equivalents	89,789	-	89,789
Current financial assets and cash and cash equivalents	97,697	-	97,697

As of December 31, 2023	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands

Current financial assets	67,107	-	67,107
Cash and cash equivalents	136,708	-	136,708
Current financial assets and cash and cash equivalents	203,815	-	203,815

12.1 Current financial assets

As of December 31, 2023, our current financial assets are composed of a $15.0 million deposit with a term of more than 3 months that does not meet IAS 7 requirements to qualify as cash equivalents, a $42.7 million financial derivative related to the SIA with AZ and a $9.4 million corresponding to our investment in Cibus at its fair value. There is no short-term restricted cash included in the current financial assets.

As of December 31, 2022, current financial assets corresponded to Cytovia’s convertible note, measured at its fair value of $7.9 million. There was no short-term restricted cash included in the current financial assets, the only short-term restricted cash being deposits to secure a Calyxt furniture and equipment sale-leaseback for $0.2 million which were included in the assets held for sale.

Cytovia convertible note

On February 12, 2021, we entered into a research collaboration and non-exclusive license agreement with Cytovia as amended from time to time (the “Cytovia Agreement”) to develop induced Pluripotent Stem Cell (iPSC) iPSC-derived Natural Killer (NK) and CAR-NK cells edited with our TALEN.

Upon initial execution of the Cytovia Agreement, the Company recorded a note receivable and related license revenue of $20 million in respect of the Upfront Collaboration Consideration. Because the Cytovia Conditions were not met by December 31, 2021, the note receivable was converted to an accounts receivable as of December 31, 2021. In April 2022, in connection with Cytovia’s entering into a definitive business combination agreement with a publicly traded Special Purpose Acquisition Company (“SPAC”), we entered into an amendment to the Cytovia Agreement, pursuant to which we received a $20 million convertible note for consideration of the Upfront Collaboration Consideration. The terms of the convertible note provided for (i) conversion into common stock of the combined company upon completion of the business combination or, (ii) in certain circumstances, our ability to elect to be paid in cash on or before December 31, 2022. Because the SPAC business combination was abandoned and the conditions of the convertible note were not met, we and Cytovia entered into an amended and restated note which became effective as of December 22, 2022.

The amended and restated convertible note provides for automatic conversion into common stock of Cytovia in the case of certain fundamental transactions pursuant to which Cytovia becomes a public reporting company and for conversion at Cellectis’ option in connection with certain financing transactions, upon a company sale and at final maturity. In each case such conversion is subject to a 9.9% ownership cap, with the balance issuable in the form of pre-funded warrants. Among other changes, the amended and restated convertible note increases the applicable interest rate of the convertible note to 10% per annum, subject to a 10% step up upon the occurrence and continuation of an event of default, provides for the repayment of 50% of the outstanding amount on April 30, 2023 and extends the final maturity date for the repayment of the remaining outstanding amount to June 30, 2023. On April 30, 2023, we signed a further amendment to agree that 100% of the convertible note would be due at final maturity on June 30, 2023.

At the maturity date on June 30, 2023, we did not elect to convert the convertible note into shares of Cytovia’s then-outstanding most senior series of preferred stock and therefore the outstanding amount of the note automatically became due and payable in full in cash by Cytovia for $22.4 million, which includes the $20.0 million principal and $2.4 million of accumulated interest generated since the convertible note was issued in April 2022. Cytovia failed to pay this amount, which remains due and payable and Cytovia’s receivable in respect of the note continues to accrue interest during the continuation of this default, subject to the 10% interest step up.

The convertible note was classified as a financial asset measured at fair value through profit or loss until June 30, 2023. The fact that Cytovia is in default substantially changes the cash flows associated with this asset, mainly as the convertible note is now only repayable in cash (and no longer subject to conversion into shares of Cytovia). We consider that the criteria for derecognition of this financial asset are met on June 30, 2023, and we therefore derecognized this asset to recognize a new asset, based on such new characteristics.

The new asset is a financial asset payable solely in cash, including principal and interest. We intend to hold this asset until it is repaid by Cytovia. The repayment is due at initial recognition. This new asset is therefore classified as a current financial asset, initially recognized at its fair value and subsequently measured at amortized cost.

At initial recognition, as this new asset can be analyzed as an originated credit-impaired asset, we included in the estimated fair value of the asset the expected credit losses over the life of the asset. The estimated fair value of the asset as of June 30, 2023 was $1.1 million.

The expected credit losses have been estimated using both historical and forward-looking estimations, including (i) our ongoing negotiations with Cytovia on the restructuring of the Cytovia Agreement, and (ii) our assessment of Cytovia’s credit worthiness based on our historical experience with Cytovia and the current financing market for biotechnology companies, and in particular, for companies working on pluripotent stem cells. On the basis of this information, we have prepared recovery scenarios for which the expected loss in each scenario has been weighted by the probability of the scenario occurring.

On November 30, 2023, considering that the progress made in our negotiations with Cytovia was insufficient and in light of their failure to pay due and payable amounts under the note, we notified Cytovia of the termination of the Cytovia Agreement. Under the terms of the termination letter, Cytovia is no longer authorized to use the licenses and rights granted under the Cytovia Agreement, but remains liable for the outstanding amount of the note and for which Cytovia is currently in default.

Considering new developments that occurred since June 30, 2023, including the termination of the Agreement, the end of our negotiations with Cytovia, Cytovia's resources and financing options and our ability to recover the receivable, we have no longer reasonnable expectations of recovery as of December 31, 2023. We therefore carried out a full write-off of the asset.

The impact on the statement of operations for the year-ended December 31, 2023 is a net loss of $7.9 million, composed of the impact of the derecognition of the initial asset and the recognition of the new one on June 30, 2023 for $6.8 million, and the impact of the subsequent write-off of the asset for $1.1 million. We recognized this loss through profit and loss, within financial expenses.

AstraZeneca subsequent investment

The accounting treatment of the AstraZeneca SIA is detailed in Note 2.6 to the financial statements “Accounting treatment of significant transactions of the period”.

At initial recognition, the SIA gives rise to the recognition of a financial derivative measured at its fair-value of $48.4 million. The fair value of this instrument has been remeasured on December 31, 2023 and amounts to $42.7 million. The difference in fair value measurement has been recognized in financial expense for $5.7 million.

12.2 Cash and cash equivalents

Accounting policy

Cash and cash equivalents are held for the purpose of meeting short-term cash commitments rather than for the purpose of investment or for other purposes. They are readily convertible into a known amount of cash and are subject to an insignificant risk of changes in value. Cash and cash equivalents include cash, bank accounts, money market funds and fixed bank deposits that meet the definition of a cash equivalent. Cash equivalents are fair valued at the end of each reporting period.

Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2022	2023
	$ in thousands
Cash and bank accounts	65,012	81,708
Money market funds	13,578	-
Fixed bank deposits	11,200	55,000
Total cash and cash equivalents	89,789	136,708

Money market funds earn interest and are refundable overnight. Fixed bank deposits have fixed original terms that are less than three months or are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.